Contingencies and Commitments	12 Months Ended
Dec. 31, 2022
Contingencies and Commitments [Abstract]
Contingencies and Commitments
50.	Contingencies and Commitments

(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2021 and 2022 are as follows:

	2021			2022
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	683	￦	689,415	653	￦	981,878
As the plaintiff	284		784,453	238		599,809
As of December 31, 2022, there are 5 ongoing litigations and 1 arbitration case between consolidated entities.
As of December 31, 2022, in connection with Shin-Hanul Unit 3 & 4, the Company has received communications from a vendor for costs incurred for the preliminary work of the main equipment and associated compensation due to the discontinuation of the construction. The Company does not believe that it has a present obligation to this vendor, and that it is probable that the Company will prevail if a lawsuit is filed against the Company. In addition, the Company is unable to reliably estimate the potential economic outflow related to the obligation as of December 31, 2022.

The Company is the defendant against a number of claims. The following is ongoing claim pertaining to the Company which can potentially be significant:

1)
There are multiple ongoing claims against the Company related to ordinary wages, requesting payment of unpaid wages. The Company believes that the possibility of the outflow of economic benefits is probable on the ongoing and the expected lawsuits. Accordingly, the Company recognized ￦114,937 million as litigation provisions in relation to the lawsuit as of December 31, 2022.

In addition to the abovementioned significant ongoing claims, there are 5 arbitration cases pertaining to the Company as of December 31, 2022 and the significant arbitration cases for the year ended December 31, 2022 are as follows:

1)
In relation to the electric power IT modernization project in Kerala, India, Enzen, a subcontractor, filed an arbitration against the Company to the Indian Council of Arbitration due to disagreements in the contract, but the Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated.

(2)	Guarantees of payments and commitments provided to other companies as of December 31, 2022 are as follows:

1)
The Company has outstanding borrowings with a limit of USD 275,600 thousand from its creditors including
International Finance Corporation. Regarding the borrowing contract, the Company has guaranteed capital contribution of USD 69,808 thousand and additional contribution up to USD 19,000 thousand for contingencies, if any. Moreover, for one of the electricity purchasers, Central Power Purchasing Agency Guarantee Ltd., the Company has provided payment guarantee up to USD 2,777 thousand, in case of construction delay or insufficient contract volume after commencement of the construction.

2)
The Company has provided the Export-Import Bank of Korea, BNP Paribas and ING Bank with the guarantees of mutual investment of USD 5,947 thousand, which is equivalent to the ownership interest of PT BS Energy and PT Nusantara Hydro Alam, in order to guarantee the expenses related to hydroelectric power business of Tanggamus, Indonesia.

3)
The Company has provided USD 18,500 thousand of business performance guarantees to AEP Texas, Inc., for the construction, ownership, operation, and related cost-bearing implementation of electric power transmission equipment regarding Concho Valley solar business in the United States.

4)
The Company has provided the syndicate of lenders of PT Indo Raya Tenaga, the business corporation of PT Barito Wahana Tenaga, a guarantee by establishing the right of pledge on the shares of PT Barito Wahana Tenaga for project financing of PT Barito Wahana Tenaga as of December 31, 2022.

5)	The Company has provided Axia Power Holdings B.V. and others a performance guarantee up to USD 54,000 thousand for the implementation of Cirebon thermal power generation project in Indonesia.

6)	The Company has provided PT Perusahaan Listrik Negara a performance guarantee up to IDR 35,588,165 thousand for the implementation of Tanjung Jati power plant operation project in Indonesia.

7)
The Company has provided the SMBC with the guarantees of mutual investment of USD 4,401 thousand, which is equivalent to the ownership interest of PT Mega Power Mandiri, in order to guarantee the expenses related to hydroelectric power business of Wampu, Indonesia.

8)
The Company has provided USD 50,000 thousand for a performance guarantee to Morgan Stanley Capital Group Inc., to guarantee the electricity purchase contract in relation to photovoltaic power generation project in USA.

9)
The Company has provided RBC Community Investments Impact Renewables HoldCo-1, LLC. a performance guarantee regarding weatherization in relation with tax investors up to USD 3,000 thousand for the of the power plant construction for Concho Valley solar power project in the United States.

10)	The Company has provided USD 54,000 thousand for a performance guarantee to PT. Cirebon Electro Power, to guarantee the Cirebon coal-fired power plant operation and maintenance project in Indonesia.

11)
Nonghyup Bank is providing a payment guarantee of USD 47.85 million to Mizuho Bank, Ltd., a third party, for the guarantee of debt repayment reserves of PT Cirebon Electric Power’s Indonesia Cirebon power plant project.

12)	The Company has provided Morgan Stanley Renewables Inc. a guarantee up to USD 70,000 thousand for the fulfillment of subscription obligation regarding photovoltaic power generation project in USA.

13)
The Company has provided EUR 10,000 thousand for a performance guarantee to Skandinaviska Enskilda Banken AB (publ) Frankfurt Branch through Kookmin Bank, to guarantee the opening of VAT payment loan account for Guba Buget wind power project in Sweden.

14)
The Company has provided EUR 5,022 thousand for a performance guarantee to Microsoft through Kookmin Bank, to guarantee the implementation of the power plant construction for Guba Buget wind power project in Sweden.

15)
The Company has provided EUR 9,980 thousand of a performance guarantee to Ellevio through Shinhan Bank, to guarantee the performance of the electric power transmission equipment connection construction for Guba Buget wind power project in Sweden.

16)
The Company has provided Shinhan Bank a debt guarantee up to USD 60,000 thousand (current amount : USD 60,000 thousand) to guarantee Equity Bridge Loan for Concho Valley solar business in the United States.

17)	The Company has provided Van Phong Power Company Ltd. a performance guarantee up to USD 5,000 thousand for the operation maintenance project in Van Phong, Vietnam.

(3)	Lines of credit provided by financial institutions as of December 31, 2022 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount

	In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,910,500	53,416
Limit amount available for CP	Hana Bank and others	KRW	3,250,000	3,250,000
General Loan, etc.	Hana Bank and others	KRW	3,000,000	3,000,000
Limit amount available for card	Hana Bank and others Banco de Oro	KRW PHP	47,424 5,000	2,615 3,000
Loan limit	Korea Development Bank and others DBS Bank Ltd and others	KRW USD	2,023,728 1,385,000	1,369,694 143,841
Certification of payment on payables from foreign country	Nonghyup Bank	USD	12,028	8,040
Certification of payment on L/C	Credit Agricole and others	USD	1,317,245	402,677
	Kookmin Bank and others	EUR	48,122	31,472
	Shinhan Bank	JPY	481,785	—
Certification of Performance guarantee on contract s	Hana Bank and others	KRW	127,606	106,020
	First Abu Dhabi Bank and others	USD	1,092,590	788,404
	Korea Development Bank and others	JPY	620,000	620,000
	Hana Bank and others	EUR	3,965	3,965
	Shinhan Bank	INR	44,872	—
	Hana Bank	SAR	1,509	1,509
Certification of bidding	Hana Bank	USD	5,200	—
	Export-Import Bank of Korea	EUR	10,000	10,000
Advance payment bond, Warranty bond, Retention bond and others	Export-Import Bank of Korea	KRW	106,776	75,900
	Hana Bank and others	USD	306,251	282,224
	Hana Bank and others	MXN	21,597	20,027
Others	Nonghyup Bank and others	KRW	1,216,250	300,936
	Export-Import Bank of Korea and others	USD	733,318	510,094
	Standard Chartered	AED	50	50
	Shinhan Bank	SAR	3,000	3,000
Inclusive credit	Hana Bank	KRW	8,000	667
	Kookmin Bank	USD	135,000	45,909
	Hana Bank	INR	—	323,837
Equity Bridge Loan Guarantee	Mizuho Bank and others	USD	1,685,955	1,141,788
Trade finance	Export-Import Bank of Korea and others	USD	970,000	—

(4)	As of December 31, 2022, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Obligor	Creditor	Assets provided as security	Currency	Amount	Description

	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*2)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents and others	KRW	327,080	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Property, plant and equipment and others	KRW	110,500	Collateral for borrowings(*2)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents and others	KRW	744,120	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Shinhan Bank and others	Property, plant and equipment and others	KRW	68,400	Collateral for borrowings(*2)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and others	Property, plant and equipment and others	KRW	293,400	Collateral for borrowings(*2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	136,623	Collateral for borrowings(*1)
KST Electric Power Company, S.A.P.I. de C.V.	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities(*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	276,960	Collateral for borrowings(*2)
K-Solar Shinan Co., Ltd. (formerly, TS Energy No. 25 Co., Ltd.)	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	329,736	Collateral for borrowings(*2)
Jeongam Wind Power Co., Ltd.	KDB Capital Corporation and others	Cash and cash equivalents and others	KRW	235,809	Collateral for borrowings(*2)

(*1)	This is based on the amount of loan commitment limit.

(*2)	As of December 31, 2022, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.
The Company has ￦1,197 million of project loans from the Korea Energy Agency as of December 31, 2022. The Company has provided a promissory note as a repayment guarantee.

(5)
The Company temporarily suspended operations of the Gangneung hydroelectric generating plant, with a carrying amount of ￦66,879 million as of December 31, 2022, to improve the quality of water used in generating electricity. The expenses related to the suspension of operations of ￦1,683 million and depreciation on the idle assets of ￦3,635 million are recorded in other expenses for the year ended December 31, 2022. Regarding the improvement of water quality, the results of damages compensation for the local residents cannot be reasonably estimated, and the Company is in negotiations with Gangneung City and related stakeholders to restart the Gangneung hydroelectric generating plant as of December 31, 2022.

(6)
Due to the Korean government’s announcement of suspension of operation in the Gaeseong Industrial District, it is uncertain if the Company can exercise the property rights for the Company’s facility in the Gaeseong Industrial District as of December 31, 2022. The book value of facility is ￦12,967 million and trade receivables related to the companies residing in Gaeseong industrial complex has been fully written-off during the year ended December 31, 2022. The outcome of this event cannot be reasonably estimated as of December 31, 2022.

(7)
In connection with the electric power IT modernization project in Kerala, India, negotiations are underway due to disagreements in the contract regarding the existence and the scope of a warranty obligation. However, the Company has not recognized any provision because the amount and timing of economic benefit outflow cannot be reasonably estimated as of December 31, 2022.

(8)
To prevent the spread of
COVID-19,
a variety of prevention and control measures, including movement restrictions, are being implemented worldwide, and as a result, the global economy is being affected extensively. In addition, various forms of government policies are being announced to cope with
COVID-19.
The Company was unable to reasonably estimate the impact of
COVID-19
and the impact of the government support policies on the Company’s consolidated financial statements as of December 31, 2022, and the resulting effects have not been reflected in the consolidated financial statements.

(9)
The Korea Institute of Energy Technology(KENTECH) was established in April, 2020, in accordance with the “Basic plan for the establishment of KENTECH (July, 2019)”. By the special law to create KENTECH, the Company, government, and local government may contribute to the fund. The Company will decide whether to contribute to the fund on a board resolution after consulting with relevant organizations considering its financial situation by year.

(10)
The ongoing armed conflict in Ukraine started in February 2022 and relevant sanctions against Russia imposed by the international community can impact not only sanctioned entities but also the entities doing business directly or indirectly with Ukraine or Russia and the entities exposed directly or indirectly to industries or economy of Russia or Ukraine. The Company cannot make reasonable estimation of the financial impact of the recent conflict in Ukraine on the future events.

(11)
The Organization for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) addresses the tax challenges arising from the digitalization of the global economy. Global Minimum Tax (Pillar Two) were released and they apply to Multinational Enterprises (MNEs) with revenue in excess of EUR 750 million per their consolidated financial statements. National Assembly of South Korea passed the new Global Minimum Tax rules to align with the OECD BEPS Pillar Two in December 2022. The regulation will be included in the Adjustment of International Taxes Act and will be effective for fiscal years beginning on or after January 1, 2024. However, the Enforcement Decrees that provide further detail on the application of the legislation is only expected to be finalized later in 2023. In South Korea, Pillar Two legislation is not yet considered substantively enacted as of December 31, 2022 for
IA
S 1012 purposes. The Company therefore has not recognized any tax effect arising from the Global Minimum Tax in its consolidated financial statements as of December 31, 2022 and for the year then ended.